Summary of Adjustment to Our Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Shareholders' equity
Accumulated deficit	$ (230,961)		$ (228,246)
Accounting Standards Update 2016 02
Liabilities
Other noncurrent liabilities		$ 1,056
Shareholders' equity
Accumulated deficit		(229,302)
Adjustments Due to Adoption of New Leases Accounting Standard | Accounting Standards Update 2016 02
Liabilities
Other noncurrent liabilities		1,056
Shareholders' equity
Accumulated deficit		$ (1,056)